Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net (in Dollars)	$ 1,044,690	$ 1,003,514
Common stock, par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	14,279,182	14,279,182
Common stock, shares outstanding	14,279,182	14,279,182